RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Opearting Lease Liabilities
Lease description	Office at Central, Hong Kong
Lease term	3 years
Weighted average discount rate	5.00%